STOCKHOLDERS' EQUITY (DEFICIT) (Details - Equity financing EFA) - USD ($)																																																											12 Months Ended		24 Months Ended
	Dec. 18, 2025	Dec. 09, 2025	Nov. 28, 2025	Nov. 11, 2025	Oct. 28, 2025	Oct. 10, 2025	Oct. 02, 2025	Sep. 23, 2025	Sep. 12, 2025	Sep. 04, 2025	Aug. 22, 2025	Jul. 21, 2025	Jul. 02, 2025	Jun. 20, 2025	Jun. 10, 2025	May 30, 2025	May 21, 2025	May 09, 2025	May 01, 2025	Apr. 23, 2025	Apr. 14, 2025	Apr. 04, 2025	Mar. 28, 2025	Mar. 18, 2025	Mar. 10, 2025	Feb. 28, 2025	Feb. 18, 2025	Feb. 07, 2025	Jan. 30, 2025	Jan. 24, 2025	Jan. 14, 2025	Jan. 06, 2025	Aug. 19, 2024	Feb. 29, 2024	Jan. 08, 2024	Dec. 27, 2023	Dec. 11, 2023	Dec. 01, 2023	Nov. 30, 2023	Nov. 29, 2023	Nov. 22, 2023	Nov. 14, 2023	Nov. 08, 2023	Nov. 07, 2023	Sep. 05, 2023	Jul. 10, 2023	Jul. 03, 2023	Jun. 26, 2023	Apr. 28, 2023	Apr. 11, 2023	Mar. 30, 2023	Mar. 16, 2023	Mar. 01, 2023	Feb. 17, 2023	Feb. 03, 2023	Jan. 24, 2023	Jan. 17, 2023	Jan. 12, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total proceeds, net of discounts																																																											$ 1,174,296	$ 3,946,075
Equity Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued	1,246,067	1,677,132	1,053,329	952,716	959,040	576,942	572,888	552,036	428,311	537,621	426,994	1,368,561	1,157,985	917,188	1,130,457	1,127,583	949,987	941,402	1,126,922	906,671	895,072	653,076	1,019,222	1,122,820	663,499	710,373	657,228	622,323	695,043	395,308	256,077	183,202	55,555,556	178,571,428	52,162,997	67,522,014	87,136,216	33,333,333	27,777,777	55,555,555	29,685,620	18,997,442	33,333,333	55,555,555	100,000,000	28,593,750	51,442,308	44,583,334	91,796,875	67,462,162	65,465,384	93,165,852	83,113,044	75,447,571	61,173,706	77,733,861	11,441,647	64,130,435	26,498,067		1,662,012,341
Total proceeds, net of discounts	$ 24,822	$ 50,582	$ 10,449	$ 12,576	$ 17,570	$ 18,462	$ 18,333	$ 17,665	$ 13,706	$ 17,204	$ 13,664	$ 43,793	$ 37,055	$ 44,025	$ 54,262	$ 36,083	$ 30,400	$ 43,273	$ 46,844	$ 58,027	$ 42,963	$ 41,797	$ 65,230	$ 53,895	$ 31,848	$ 34,098	$ 42,063	$ 49,786	$ 55,603	$ 50,619	$ 32,778	$ 23,450	$ 40,000	$ 100,000	$ 44,736	$ 57,909	$ 108,019	$ 30,000	$ 25,000	$ 50,000	$ 34,717	$ 25,180	$ 30,000	$ 50,000	$ 100,000	$ 91,500	$ 274,058	$ 214,000	$ 235,000	$ 203,554	$ 166,903	$ 254,232	$ 324,000	$ 300,000	$ 300,000	$ 400,000	$ 100,000	$ 400,000	$ 1,132,925		$ 4,006,781
Effective price per share	$ 0.019920	$ 0.030160	$ 0.009920	$ 0.013200	$ 0.018320	$ 0.000160	$ 0.000160	$ 0.000149	$ 0.000160	$ 0.000160	$ 0.000160	$ 0.000160	$ 0.000160	$ 0.000236	$ 0.000240	$ 0.000160	$ 0.000160	$ 0.000190	$ 0.000249	$ 0.000320	$ 0.000240	$ 0.000320	$ 0.000240	$ 0.000240	$ 0.000240	$ 0.000240	$ 0.000320	$ 0.000399	$ 0.000400	$ 0.000640	$ 0.000640	$ 0.000640	$ 0.0007200	$ 0.000560	$ 0.000858	$ 0.000858	$ 0.001240	$ 0.000900	$ 0.000900	$ 0.000900	$ 0.001169	$ 0.001325	$ 0.000900	$ 0.000900	$ 0.001000	$ 0.003200	$ 0.004200	$ 0.004800	$ 0.002560	$ 0.003017	$ 0.002549	$ 0.002729	$ 0.003898	$ 0.003976	$ 0.004904	$ 0.005146	$ 0.008740	$ 0.006237
Total proceeds, net of discounts	$ 22,006	$ 45,909	$ 8,624	$ 10,648	$ 15,213	$ 13,744	$ 13,640	$ 13,106	$ 9,939	$ 14,200	$ 11,067	$ 37,732	$ 30,744	$ 36,912	$ 49,439	$ 32,532	$ 27,247	$ 39,219	$ 42,540	$ 52,940	$ 38,931	$ 37,846	$ 59,364	$ 40,098	$ 25,594	$ 30,686	$ 38,093	$ 45,276	$ 50,686	$ 46,050	$ 29,458	$ 20,783	$ 36,175	$ 100,000	$ 40,580	$ 52,830	$ 99,433	$ 30,000	$ 25,000	$ 50,000	$ 31,262	$ 22,392	$ 30,000	$ 50,000	$ 100,000	$ 85,094	$ 257,020	$ 141,020	$ 208,550	$ 188,279	$ 154,195	$ 235,410	$ 300,295	$ 277,975	$ 277,975	$ 370,975	$ 100,000	$ 370,975	$ 993,542		$ 3,679,025
Equity Financing Agreement One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued																																						51,275,586
Total proceeds, net of discounts																																						$ 47,973
Effective price per share																																						$ 0.000936
Total proceeds, net of discounts																																						$ 43,590